Keystone Private Income Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Principal Amount		Original Acquisition Date	Cost	Fair Value
	Private Credit - 110.8%
	Corporate Finance - 12.0%
$1,809,472	Bigfoot Capital SPV1, LLC, 11.75%, 1/15/2024[1,2]	1/15/2021	$1,809,472	$1,809,472
3,698,557	Elevate Brands, 18%, 4/30/2026[1,2]	4/8/2021	3,698,557	3,698,557
16,838,466	FilmRise Acquisitions, LLC, 15.50%, 8/17/2021[1,2]	7/1/2020	16,838,466	16,838,466
2,650,000	Onward Partners, LLC, 15.00%, 6/17/2026[1,2]	6/18/2021	2,650,000	2,650,000
2,500,000	Paradise Cruise Line Intermediate Holdings, LLC, 12.00%, 4/1/2024[1,2]	4/1/2021	2,500,000	2,500,000
1,050,000	Tacolicious, Inc., 9.00%, 1/20/2024[1,2]	1/29/2021	1,050,000	1,050,000
			28,546,495	28,546,495
	Equipment Leasing - 48.8%
	Accelerate360, LLC
10,695,720	14.50%, 4/1/2023[1,2]	3/11/2021	10,695,720	10,695,720
2,511,475	14.50%, 6/30/2023[1,2]	5/25/2021	2,511,475	2,511,475
	Carepoint Health Management Associates, LLC
2,877,054	14.50%, 7/1/2023[1,2]	12/2/2020	2,877,054	2,877,054
632,478	14.50%, 4/30/2022[1,2]	4/6/2021	632,478	632,478
23,741,509	Custom Ecology, Inc., 14.50, 6/14/2026[1,2]	6/14/2021	23,741,509	23,741,509
1,030,711	Firstronic, LLC, 12.00%, 11/1/2023[1,2]	10/16/2020	1,030,711	1,030,711
3,007,865	KVJ Properties, Inc., 14.50%, 7/1/2023[1,2]	12/4/2020	3,007,865	3,007,865
	Lux Vending, LLC
3,023,872	14.50%, 12/31/2022[1,2]	8/6/2020	3,023,872	3,023,872
3,262,500	14.50%, 4/30/2023[1,2]	4/16/2021	3,262,500	3,262,500
1,234,749	MC Test Service, Inc., 12.00%, 5/31/2024[1,2]	5/3/2021	1,234,749	1,234,749
	Metalogic Inspection Services LLC
337,480	14.50%, 6/1/2023[1,2]	11/9/2020	337,480	337,480
491,167	14.50%, 10/1/2023[1,2]	3/15/2021	491,167	491,167
	Mirarchi Brothers, Inc.
4,024,940	14.50%, 7/1/2023[1,2]	12/24/2020	4,024,940	4,024,940
1,688,758	14.50%, 10/1/2023[1,2]	3/9/2021	1,688,758	1,688,758
1,211,578	14.50%, 10/30/2023[1,2]	4/26/2021	1,211,578	1,211,578
10,000,000	Onset Financial, Inc., 14.50%, 5/31/2026[1,2]	12/11/2020	10,000,000	10,000,000
7,698,806	Orbital Power, Inc., 12.00%, 4/1/2024[1,2]	3/31/2021	7,698,806	7,698,806
2,009,099	Sun-Tech Leasing of Texas, L.P., 12.00%, 10/1/2022[1,2]	9/18/2020	2,009,099	2,009,099
	Trico Products Corporation
4,177,442	14.50%, 4/1/2023[1,2]	7/23/2020	4,177,442	4,177,442
5,964,856	12.50%, 10/31/2024[1,2]	4/22/2021	5,964,856	5,964,856
26,000,000	12.50%, 10/31/2024[1,2]	4/12/2021	26,000,000	26,000,000
939,836	Vensure Employer Services, Inc., 14.50%, 1/1/2023[1,2]	5/18/2021	939,836	939,836
			116,561,894	116,561,894
	Receivables Finance - 14.9%
12,597,297	CapitalPlus Construction Services, LLC, 13.25%, 10/1/2023[1,2]	9/2/2020	12,597,297	12,597,297
3,581,951	Dallas Growth Capital and Funding, LLC, 13.00%, 2/23/2024[1,2]	2/24/2021	3,581,951	3,581,951
2,617,269	Deserve CC Funding II, LLC, 13.25%, 12/20/2022[1,2]	9/3/2020	2,617,269	2,617,269
4,043,705	DNF Associates, LLC, 12.75%, 10/31/2024[1,2]	12/28/2020	4,043,705	4,043,705
1,250,913	Simply Funding SPV, LLC, 13.50%, 12/27/2023[1,2]	6/23/2021	1,250,913	1,250,913
5,966,205	Triton Credit Funding SPV, LLC, 13.00%, 2/28/2023[1,2]	9/2/2020	5,966,205	5,966,205
5,531,343	Viva Funding SPV, LLC, 13.00%, 12/22/2024[1,2]	12/23/2020	5,531,343	5,531,343
			35,588,683	35,588,683

Keystone Private Income Fund
Schedule of Investments
June 30, 2021 (Unaudited) (continued)

	Specialty Real Estate Finance - 35.1%
16,350,560	AHP Servicing, LLC, 12.00%, 7/30/2022[1,2]	7/30/2020	$16,350,560	$16,350,560
9,046,777	Bonfire Aloha, LLC, 10.00%, 3/30/2022[1,2]	12/11/2020	9,046,777	9,046,777
6,000,000	Commons Sole Member CGC LLC, 12.00%, 12/31/2026[1,2]	10/1/2020	6,000,000	6,000,000
3,744,226	Corta Dito Stockton LLC, 10.00%, 11/10/2021[1,2]	11/10/2020	3,744,226	3,744,226
2,091,566	CS/R Resolute, LLC, 10.00%, 3/19/2022[1,2]	3/19/2021	2,091,566	2,091,566
3,878,124	Emery Village Apartments, LLC, 9.90%, 4/23/2022[1,2]	10/23/2020	3,878,124	3,878,124
1,000,000	Galaxy Management Company, LLC, 14.00%, 9/25/2023[1,2]	11/18/2020	1,000,000	1,000,000
511,671	Meridian Hotel Holdings, LLC, 9.90%, 12/20/2022[12]	6/21/2021	511,671	511,671
28,000,000	MPI Group, LLC, 12.00%, 4/26/2022[12]	5/5/2021	28,000,000	28,000,000
7,300,000	Port Royal Owner, LLC, 13.00%, 9/30/2023[1,2]	8/6/2020	7,300,000	7,300,000
258,947	RadNet Management, Inc., 9.00%, 9/30/2022[1,2]	3/29/2021	258,947	258,947
203,695	Sterling Management Company LLC, 10.00%, 6/3/2022[1,2]	6/3/2021	203,695	203,695
1,885,000	Storage Cap SDG, L.P., 13.00%, 12/21/2025[1,2]	12/22/2020	1,885,000	1,885,000
3,386,395	Wingtip Communications, Inc., 15.00%, 5/1/2022[1,2,3]	4/29/2021	3,386,395	3,386,395
			83,656,961	83,656,961

	Total Private Credit		$264,354,033	$264,354,033

	Total Investments - 110.8%			$264,354,033
	Liabilities in excess of other assets - (10.8%)			(25,732,674)
	Net Assets - 100%			$238,621,359

[1]	Restricted security. The total value of these securities is $264,354,033, which represents 110.8% of total net assets of the Fund.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $264,354,033, which represents 110.8% of total net assets of the Fund.
[3]	In default

See accompanying notes to schedule of investments.

Keystone Private Income Fund, LLC

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$264,354,033	$264,354,033
Total Investments, at fair value	$—	$—	$264,354,033	$264,354,033

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2021:

Private Credit
Balance as of October 1, 2020	$51,202,769
Transfers In	—
Transfers Out	—
Purchases	271,374,648
Sales	—
Principal reductions received	(58,223,384)
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	—
Balance as of June 30, 2021	$264,354,033

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2021.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$264,354,033	Cost	Price	N/A